FAIR VALUE MEASUREMENTS - fair value hierarchy of the valuation inputs (Details) - ROMAN DBDR TECH ACQUISITION CORP. - USD ($)	Nov. 05, 2020	Sep. 30, 2021	Dec. 31, 2020
Assets:
Assets Held-in-trust, Noncurrent		$ 236,289,574	$ 236,215,089
Liabilities:
Derivative Liability			27,455,162
Recurring
Liabilities:
Derivative Liability		36,739,038	27,455,162
Level 1 | Recurring
Assets:
Assets Held-in-trust, Noncurrent		236,289,574	236,215,089
Liabilities:
Derivative Liability		18,640,580	14,125,160
Level 3 | Recurring
Liabilities:
Derivative Liability		18,098,458	13,330,002
U.S. Treasury Securities
Assets:
Assets Held-in-trust, Noncurrent			236,214,150
Cash
Assets:
Assets Held-in-trust, Noncurrent			939
Public Warrants
Liabilities:
Derivative Liability		18,640,580	14,125,160
Number of Warrants Issued Per Unit	0.5
Public Warrants | Recurring
Liabilities:
Derivative Liability		18,640,580	14,125,160
Public Warrants | Level 1 | Recurring
Liabilities:
Derivative Liability		18,640,580	14,125,160
Private Placement Warrants
Liabilities:
Derivative Liability		18,098,458	13,330,002
Private Placement Warrants | Recurring
Liabilities:
Derivative Liability		18,098,458	13,330,002
Private Placement Warrants | Level 1 | Recurring
Liabilities:
Derivative Liability			13,330,002
Private Placement Warrants | Level 3 | Recurring
Liabilities:
Derivative Liability		$ 18,098,458	$ 13,330,002
Class A common stock
Liabilities:
Number of Shares Issued Per Unit	1